Note 2 - Liquidity And Capital Resouce Matters (Details) (USD $)	9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Going Concern [Abstract]
Retained Earnings (Accumulated Deficit)	$ (53,941,385)	$ (52,288,421)		$ (52,291,688)
Cash and Cash Equivalents, at Carrying Value	225,328	83,989	107,565	43,437	1,010,096
Amount of Funds Required to Conduct Operations on Monthly Basis	400,000
Net Proceeds FromIssuance Of A Senior Secured Promissory Note And Common Stock	$ 2,251,000